Acquisitions and Related Transactions Acquisitions (Pending Transactions) (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	Mar. 31, 2016	Dec. 31, 2015
Limited Partner interest in the Partnership, percentage				99.53%
Payments to Acquire Businesses, Gross	$ 382,000,000
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Consideration Transferred		$ 816,000,000
Payments to Acquire Businesses, Gross		$ 775,000,000
Equity and Cash Option [Member] | Proposed WMB Merger [Member]
Proposed Business Combination, Cash Consideration, Per Share				$ 8.00
Business Acquisition, Number Of Share Received In Exchange Of Each Share				1.5274
Equity Option [Member] | Proposed WMB Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share				1.8716
Cash Option [Member] | Proposed WMB Merger [Member]
Proposed Business Combination, Cash Consideration				$ 43.50
WPZ [Member]
Limited Partner interest in the Partnership, percentage				60.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				2.00%
Sunoco, LLC [Member] | Dropdown of Sunoco LLC Interest [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			68.42%
Legacy Sunoco, Inc. [Member] | Dropdown of Sunoco LLC Interest [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Sunoco LP [Member] | Dropdown of Sunoco LLC Interest [Member]
Business Combination, Consideration Transferred			$ 2,230,000,000
Payments to Acquire Businesses, Gross			$ 2,200,000,000
Sale of Stock, Number of Shares Issued in Transaction			5,700,000